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                                                               FILE NO. 2-31020
                                                               FILE NO. 811-1778
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |_|
     Post-Effective Amendment No.   35                                       |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |_|
     Amendment No.   35                                                      |X|

                        (Check appropriate box or boxes)

                          SBL VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)
                     Security Benefit Life Insurance Company
                               (Name of Depositor)
                 700 Harrison Street, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)
               Depositor's Telephone Number, Including Area Code:
                                 (785) 431-3000

                                                         Copies to:

Amy J. Lee, Associate General Counsel                Jeffrey S. Puretz, Esq.
Security Benefit Group                               Dechert, Price & Rhoads
700 Harrison Street                                  1500 K Street, N.W.
Topeka, KS 66636-0001                                Washington, DC 20005
(Name and address of Agent for Service)

It is proposed  that this filing will become  effective:

|_| immediately upon filing pursuant to paragraph (b) of Rule 485 |X| on August 1, 1997 pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485 |_| on August 1, 1997, pursuant to paragraph (a)(1) of Rule 485 |_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485 |_| on August 1, 1997, pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              --------------------

Pursuant to Regulation 270.24f-2 of the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of securities. The Registrant filed the Notice required by 24f-2 on February 26, 1997.

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Post-effective  amendments to this  registration  statement  are not filed,  and updated prospectuses are not distributed to contract holders, in reliance upon a no-action letter issued to Security Benefit Life Insurance Company (the
"Depositor") and Registrant. See Security Benefit Life Insurance Company (publicly avail. July 2, 1987). The staff granted the no-action letter based on the Depositor's representations that it was no longer offering SBL Variable Annuity Account contracts to new purchasers or new participants under group contracts and its representation that it would provide certain information to contract holders.

This post-effective amendment is being filed only for the purpose of making Depositor's representation with respect to the reasonableness of fees under
Section 26(e) of the Investment Company Act of 1940. The content of the Post-Effective Amendment No. 34 to this Registration Statement No. 2-31020 is incorporated herein by reference.

ITEM 24.  EXHIBITS

Powers of Attorney of Howard R. Fricke, Thomas R. Clevenger, Sister Loretto Marie Colwell, John C. Dicus, W.W. Hanna, John E. Hayes, Jr., Laird G. Noller, Frank C. Sabatini, and Robert C. Wheeler

ITEM 32.  UNDERTAKINGS

Depositor hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Topeka, and State of Kansas on this 28th day of July, 1997.

SIGNATURES AND TITLES                 SECURITY BENEFIT LIFE INSURANCE COMPANY
                                      (The Depositor)

Howard R. Fricke
Director, Chairman of
the Board, President and              By: ROGER K. VIOLA
Chief Executive Officer                   --------------------------------------
                                          Roger K. Viola, Senior Vice President,
Thomas R. Clevenger                       General  Counsel  and  Secretary  as
Director                                  Attorney-in-Fact for the Officers  and
                                          Directors Whose Names Appear Opposite
Sister Loretto Marie Colwell
Director
                                      SBL VARIABLE ANNUITY ACCOUNT
John C. Dicus                         (The Registrant)
Director

William W. Hanna                      By: SECURITY  BENEFIT  LIFE INSURANCE
Director                                  COMPANY (The Depositor)

John E. Hayes, Jr.
Director                              By: HOWARD R. FRICKE
                                          --------------------------------------
Laird G. Noller                           Howard R. Fricke, Chairman of the
Director                                  Board, President and Chief Executive
                                          Officer
Robert C. Wheeler
Director
                                      By: DONALD J. SCHEPKER
Frank C. Sabatini                         --------------------------------------
Director                                  Donald J. Schepker, Senior Vice
                                          President, Chief Financial Officer
                                          and Treasurer


                                      (ATTEST): ROGER K. VIOLA
                                                --------------------------------
                                                Roger K. Viola, Senior Vice
                                                President, General Counsel and
                                                Secretary

                                      Date: July 28, 1997